Prospectus Supplement dated May 12, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CG (5/20) / May 1, 2020	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CG (5/20) / May 1, 2020	S-6705 CG (5/20) / May 1, 2020
The following information describes proposed changes to certain investment options (the “Funds”) offered under the variable life insurance policies listed above (the “Policies”). Please retain this supplement with your latest printed prospectus for future reference.
The Board of Trustees of Columbia Funds Variable Series Trust II approved the addition of subadvisers to Funds offered under your Policy.
Effective on or about May 12, 2020, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited will assume day-to-day management of a portion of the Variable Portfolio – Partners International Core Equity Fund’s portfolio.
Effective on or about May 15, 2020, Walter Scott & Partners Limited will assume day-to-day management of a portion of the Variable Portfolio – Partners International Growth Fund’s portfolio.
Effective on or about May 19, 2020, Thompson, Siegel & Walmsley LLC will assume day-to-day management of a portion of the Variable Portfolio – Partners International Value Fund’s portfolio.
The following information will replace the current Funds description in the table “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners International Core Equity Fund	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC and Schroder Investment Management North America Inc. (SIMNA Inc.), subadvisers and Schroder Investment Management North America Limited (SIMNA Ltd.) (SIMNA Inc. and SIMNA Ltd., collectively referred to as Schroders), sub-subadviser.
Variable Portfolio – Partners International Growth Fund	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited (Walter Scott), subadvisers.
Variable Portfolio – Partners International Value Fund	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC (TSW), subadvisers.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6700-3 A (05/20)
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